Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense consists of the following:

	31 March
(Millions of US dollars)	2015	2014	2013

Liability Awards Expense	$3.3	$4.5	$3.8
Equity Awards Expense	9.2	8.5	7.0

Total stock-based compensation expense	$12.5	$13.0	$10.8

Summary of Stock Options Available for Grant and Outstanding Options Activity

The following table summarizes the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Equity Incentive Plan at 31 March 2015, 2014 and 2013:

Shares Available for Grant
Balance at 31 March 2013	24,503,783

Granted	(1,266,656)
New Shares Authorized	710,000

Balance at 31 March 2014	23,947,127

Granted	(1,192,225)
New Shares Authorized	2,000,000

Balance at 31 March 2015	24,754,902

Stock Options

There were no stock options granted during the years ended 31 March 2015 and 2014. The following table summarizes the Company’s stock options activity during the noted period:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2013	5,156,136	7.94

Exercised	(4,056,860)	7.89

Balance at 31 March 2014	1,099,276	8.11

Exercised	(587,496)	8.06

Balance at 31 March 2015	511,780	8.17

Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan

The following table summarizes outstanding and exercisable options under both the 2001 Equity Incentive Plan and the LTIP as of 31 March 2015:

	Options Outstanding				Options Exercisable
Exercise Price (A$)	Number	Weighted Average Remaining Life (in Years)	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)	Number	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)
6.38	103,080	2.7	6.38	915,350	103,080	6.38	915,350
8.40	223,700	1.6	8.40	1,534,582	223,700	8.40	1,534,582
8.90	185,000	0.7	8.90	1,176,600	185,000	8.90	1,176,600

Total	511,780			$3,626,532	511,780		$3,626,532

Restricted Stock Unit Activity

The following table summarizes the Company’s restricted stock unit activity during the noted period:

	Restricted Stock Units	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2013	4,004,368	5.99

Granted	1,266,656	9.11
Vested	(1,227,372)	5.42
Forfeited	(159,734)	6.38

Non-vested at 31 March 2014	3,883,918	7.17

Granted	1,192,225	11.00
Vested	(774,675)	6.63
Forfeited	(293,467)	6.90

Non-vested at 31 March 2015	4,008,001	8.44

Assumptions Used for Restricted Stock Grants

The following table includes the assumptions used for restricted stock grants (market condition) valued during the year ended 31 March 2015 and 2014, respectively:

Vesting Condition:	Market	Market
	FY15	FY14
Date of grant	16 Sep 2014	16 Sep 2013
Dividend yield (per annum)	4.5%	3.0%
Expected volatility	37.4%	43.3%
Risk free interest rate	1.6%	1.4%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	12.42	10.17
Number of restricted stock units	459,317	489,888